Other Post-Employment Benefits - Additional Information (Detail) - Other Post Employment Benefits [Member] $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 01, 2025 Employees
Statement [Line Items]
Contribution to defined benefit plan	$ 8.5		$ 10.6
Estimate of contribution expected to be paid to plan		$ 12.6
Past service cost			(6.0)
Unionized Employees [Member]
Statement [Line Items]
Number of employees | Employees				1,005
Cost of sales [member]
Statement [Line Items]
Past service cost			5.4
Selling, general and administrative expense [member]
Statement [Line Items]
Past service cost			$ 0.6
Current Service Costs [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average duration of defined benefit obligation			12 years
Current Service Costs [Member] | Top of range [member]
Statement [Line Items]
Weighted average duration of defined benefit obligation			28 years